STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.4%
Banks - .3%
Lloyds Banking Group PLC, Jr. Sub. Bonds		7.50	6/27/2024	1,000,000	[b]	963,625
Societe Generale SA, Jr. Sub. Bonds		7.88	12/18/2023	1,000,000	[b,c]	975,000
					1,938,625
Building Materials - .2%
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	1,370,000	[c]	1,303,411
Chemicals - .5%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	715,000	[c,d]	672,098
Kobe US Midco 2, Inc., Sr. Unscd. Notes		9.25	11/1/2026	1,146,000	[c,d]	796,470
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	2,000,000	[c]	2,147,153
					3,615,721
Collateralized Loan Obligations Debt - 3.0%
Arbour VII DAC CLO, Ser. 7A, CI. E, 3 Month EURIBOR +6.40%	EUR	9.36	3/15/2033	1,000,000	[c,e]	955,228
Ares European XII DAC CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10%	EUR	9.30	4/20/2032	1,450,000	[c,e]	1,399,310
Barings Euro DAC CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00%	EUR	10.42	11/25/2029	2,000,000	[c,e]	1,724,971
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		10.76	4/15/2031	2,900,000	[c,e]	2,368,876
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.70%		11.95	4/20/2031	1,000,000	[c,e]	909,868
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, 3 Month LIBOR +6.60%		11.85	12/19/2032	2,000,000	[c,e]	1,715,477
CBAM Ltd. CLO, Ser. 2021-14A, Cl. E, 3 Month LIBOR +6.50%		11.75	4/20/2034	1,500,000	[c,e]	1,201,804
CIFC Funding IV Ltd. CLO, Ser. 2020-4A, Cl. E, 3 Month LIBOR +6.85%		12.11	1/15/2034	1,180,000	[c,e]	1,146,117
KKR 23 Ltd. CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		11.25	10/20/2031	2,000,000	[c,e]	1,708,828
KKR 26 Ltd. CLO, Ser. 26, Cl. ER, 3 Month LIBOR +7.15%		12.41	10/15/2034	1,000,000	[c,e]	895,029
Neuberger Berman Loan Advisers 24 Ltd. CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		11.29	4/19/2030	1,000,000	[c,e]	900,231

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.4% (continued)
Collateralized Loan Obligations Debt - 3.0% (continued)
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		11.31	4/17/2031	1,000,000	[c,e]	781,529
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03%	EUR	9.23	1/20/2033	1,000,000	[c,e]	960,689
Sound Point XXXIII Ltd. CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +6.70%		11.77	4/25/2035	2,000,000	[c,e]	1,573,412
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00%	EUR	9.18	1/17/2032	1,000,000	[c,e]	966,136
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		12.29	7/20/2032	2,840,000	[c,e]	2,452,828
					21,660,333
Commercial & Professional Services - .2%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	1,000,000	[c]	935,725
APX Group, Inc., Gtd. Notes		5.75	7/15/2029	776,000	[c]	663,984
					1,599,709
Consumer Discretionary - .2%
NCL Finance Ltd., Gtd. Notes		6.13	3/15/2028	1,500,000	[c]	1,280,273
Diversified Financials - .4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		4.75	9/15/2024	1,024,000	[f]	959,322
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	2,000,000	[c]	1,860,955
					2,820,277
Energy - .6%
Apache Corp., Sr. Unscd. Notes		5.10	9/1/2040	1,500,000		1,236,030
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes		5.50	6/15/2031	1,500,000	[c]	1,338,791
New Fortress Energy, Inc., Sr. Scd. Notes		6.75	9/15/2025	1,500,000	[c]	1,382,526
					3,957,347
Health Care - .1%
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	1,000,000	[c]	863,540
Industrial - .2%
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	1,239,000	[c,d]	1,133,685
Information Technology - .2%
Black Knight InfoServ LLC, Gtd. Notes		3.63	9/1/2028	1,500,000	[c]	1,350,000
Insurance - .2%
Global Atlantic Financial Co., Gtd. Notes		3.13	6/15/2031	1,500,000	[c]	1,124,674

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.4% (continued)
Internet Software & Services - .2%
Match Group Holdings II LLC, Sr. Unscd. Notes		3.63	10/1/2031	1,500,000	[c]	1,223,588
Materials - .4%
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	2,783,000	[c]	2,570,153
Media - .2%
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	1,500,000	[c]	1,437,332
Real Estate - .4%
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	1,500,000	[c]	1,355,274
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	2,000,000	[c]	1,878,890
					3,234,164
Retailing - .2%
PetSmart, Inc./Petsmart Finance Corp., Gtd. Notes		7.75	2/15/2029	1,500,000	[c]	1,458,719
Telecommunication Services - .3%
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	1,500,000	[c]	897,795
Connect Finco Sarl/Connect US Finco LLC, Sr. Scd. Notes		6.75	10/1/2026	1,500,000	[c]	1,448,083
					2,345,878
Utilities - .6%
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	1,260,000	[b,c]	1,194,984
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	1,500,000	[c]	1,456,380
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	2,160,000	[b,c]	1,901,934
					4,553,298
Total Bonds and Notes (cost $64,568,137)				59,470,727

Floating Rate Loan Interests - 84.1%
Advertising - .4%
CB Poly US Holdings, Inc., Initial Term Loan, 1 Month Term SOFR +5.50%		10.65	5/20/2029	1,234,088	[e]	1,146,776
Clear Channel Outdoor Holdings, Term Loan B, 1-3 Month Term SOFR +3.50%		8.79	8/21/2026	1,591,982	[e]	1,501,438
					2,648,214
Aerospace & Defense - 2.2%
Cobham Ultra SeniorCo SA, Term Loan, 6 Month EURIBOR +3.75%	EUR	4.40	8/4/2029	2,000,000	[e]	2,035,592
Dynasty Acquisition I Co., 2020 Specified Refinancing Facility Term Loan B-1, 1 Month Term SOFR +3.50%		8.75	4/8/2026	3,601,586	[e]	3,520,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Aerospace & Defense - 2.2% (continued)
Propulsion BC Newco LLC, Initial Term Loan, 3 Month Term SOFR +4.00%		8.90	9/14/2029	3,209,089	[e]	3,183,015
Spirit AeroSystems, Inc., New Initial Term Loan, 3 Month Term SOFR +4.50%		9.55	1/15/2027	2,852,192	[e]	2,854,574
Standard Aero Ltd., 2020 Specified Refinancing Facility Term Loan B-2, 1 Month Term SOFR +3.50%		8.75	4/8/2026	1,936,337	[e]	1,892,769
TransDigm, Inc., Term Loan I, 3 Month Term SOFR +3.25%		8.15	8/24/2028	2,260,546	[e]	2,250,893
					15,737,393
Airlines - 1.3%
AAdvantage Loyalty LP, Initial Term Loan, 3 Month LIBOR +4.75%		10.00	4/20/2028	5,290,455	[e]	5,322,277
Mileage Plus Holdings, Inc., Initial Term Loan, 3 Month LIBOR +5.25%		10.21	6/20/2027	4,080,000	[e]	4,231,082
					9,553,359
Automobiles & Components - 1.1%
Burgess Point Purchaser, Initial Term Loan, 1 Month Term SOFR +5.35%		10.50	7/25/2029	2,617,318	[e]	2,475,002
Clarios Global LP, First Lien Amendment No. 1 Euro Term Loan, 1 Month EURIBOR +3.25%	EUR	6.46	4/30/2026	5,286,297	[e]	5,611,675
					8,086,677
Banks - .5%
Ascensus Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.50%		8.69	8/2/2028	2,494,881	[e]	2,399,239
Ascensus Holdings, Inc., Second Lien Initial Term Loan, 1 Month LIBOR +6.50%		11.63	8/2/2029	1,279,792	[e]	1,126,217
					3,525,456
Beverage Products - .4%
Triton Water Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		8.66	3/31/2028	2,780,000	[e]	2,640,375
Building Materials - 1.3%
Associated Asphalt Partners LLC, Tranche Term Loan B, 2 Month LIBOR +5.25%		10.27	4/5/2024	1,495,456	[e]	1,145,893
Cornerstone Building, New Term Loan B, 1 Month Term SOFR +3.35%		8.41	4/12/2028	3,934,095	[e]	3,590,668
Emerald Debt Merger, Term Loan B, 1 Month Term SOFR +3.00%		3.00	5/5/2030	1,377,523	[e]	1,362,887

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Building Materials - 1.3% (continued)
Tamko Building Products, Inc., Initial Term Loan, 3 Month Term SOFR +3.00%, 6 Month LIBOR +3.10% & 6 Month Term SOFR +3.10%		8.16	5/31/2026	2,951,371	[e]	2,870,680
					8,970,128
Chemicals - 1.5%
Aruba Investment Holding, First Lien Initial Dollar Term Loan, 1 Month LIBOR +4.00%		9.15	11/24/2027	2,178,099	[e]	2,090,975
Herens US Holdco Corp., USD Facility Term Loan B, 3 Month LIBOR +4.00%		9.16	7/3/2028	2,373,771	[e]	2,053,609
Nouryon Finance BV, Initial Euro Term Loan, 3 Month EURIBOR +3.25%	EUR	6.25	10/1/2025	2,000,000	[e]	2,134,176
Olympus Water US Holding Corp., Initial Euro Term Loan, 3 Month EURIBOR +4.00%	EUR	7.02	11/9/2028	2,000,000	[e]	2,047,895
SCIH Salt Holdings, Inc., First Lien Incremental Term Loan B-1, 1 Month LIBOR +4.00%		9.15	3/16/2027	2,488,262	[e]	2,425,396
					10,752,051
Commercial & Professional Services - 10.6%
Adtalem Global Education, Term Loan B, 1 Month LIBOR +4.00%		9.15	8/12/2028	1,465,433	[e]	1,466,349
Albion Financing 3 Sarl, 2023 Incremental US Dollar Term Loan, 3 Month Term SOFR +5.25%		7.79	8/17/2026	1,000,000	[e]	989,375
Albion Financing 3 Sarl, Term Loan B, 3 Month LIBOR +5.25%		10.52	8/17/2026	1,797,967	[e]	1,779,987
Allied Universal Holdco, USD Term Loan, 1 Month Term SOFR +3.75%		9.00	5/14/2028	2,353,833	[e]	2,217,899
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.00%		10.05	12/30/2027	3,011,875	[e]	2,801,044
CHG Healthcare Services, Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.25%		8.40	9/30/2028	2,977,330	[e]	2,920,389
Creative Artists Agency LLC, 2023 Refinancing Term Loan, 1 Month Term SOFR +3.50%		8.65	11/26/2028	2,750,000	[e]	2,715,873
Division Holding Corp., Term Loan B, 1 Month LIBOR +4.75%		9.90	5/27/2028	3,188,624	[e]	3,106,262
Electro Rent Corp., Extended Term Loan, 3 Month Term SOFR +5.50%		10.27	11/1/2024	2,380,412	[e]	2,249,489

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Commercial & Professional Services - 10.6% (continued)
Element Materials Technology, Delayed Draw Term Loan B, 3 Month Term SOFR +4.35%		9.25	6/24/2029	815,622	[e]	777,900
Element Materials Technology, USD Initial Term Loan B, 3 Month Term SOFR +4.35%		9.25	6/24/2029	1,767,182	[e]	1,685,450
Galaxy US Opco, Inc., Initial Term Loan, 1 Month Term SOFR +4.75%		9.90	5/2/2029	2,544,862	[e]	2,284,014
Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, 1 Month Term SOFR +6.25%		11.40	3/5/2028	1,112,601	[e]	1,006,903
Indy US Holdco LLC, Term Loan B, 1 Month Term SOFR +6.00%		6.75	3/5/2028	2,295,471	[e]	2,077,401
KUEHG Corp., Term Loan, 1 Month Term SOFR +5.00%		5.50	5/31/2030	2,670,000	[e]	2,552,079
Modulaire Group Holdings, Facility Term Loan B, 3 Month EURIBOR +4.50%	EUR	7.52	12/31/2028	1,500,000	[e]	1,522,621
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR +4.25%		9.73	9/1/2028	3,481,089	[e]	2,941,520
National Intergovernment, First Lien Initial Term Loan, 3 Month Term SOFR +3.50%		8.40	5/23/2025	3,086,956	[e]	3,070,750
Neptune Bidco US, Inc., Dollar Term Loan B, 3 Month Term SOFR +5.10%		9.99	4/11/2029	4,001,811	[e]	3,594,967
Praesidiad Ltd., Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	6.85	10/4/2024	1,500,000	[e]	996,755
Prime Security Services Borrower, 2021 Refinancing Term Loan B-1, 1 Month LIBOR +2.75%		7.84	9/23/2026	3,470,899	[e]	3,453,544
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, 1 Month LIBOR +4.25%		9.40	7/8/2028	1,081,138	[e]	994,647
Safe Fleet Holdings LLC, 2022 Initial Term Loan, 1 Month Term SOFR +3.85%		8.94	2/23/2029	2,488,690	[e]	2,437,585
Spring Education Group, First Lien Initial Term Loan, 3 Month Term SOFR +4.00%		8.90	7/30/2025	1,995,271	[e]	1,954,816
Swordfish Merger Sub LLC, Second Lien Initial Term Loan, 1 Month LIBOR +6.75%		11.91	2/1/2026	1,613,200	[e]	1,488,984
The Hertz Corp., Initial Term Loan B, 1 Month LIBOR +3.25%		8.41	6/30/2028	2,760,450	[e]	2,737,855
The Hertz Corp., Initial Term Loan C, 1 Month LIBOR +3.25%		8.41	6/30/2028	529,505	[e]	525,171

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Commercial & Professional Services - 10.6% (continued)
Thevelia US LLC, Term Loan, 1 Month Term SOFR +4.75%		10.00	6/1/2029	3,000,000	[e]	2,986,245
TMF Sapphire Bidco BV, Term Loan B, 1 Month Term SOFR +5.00%		10.15	5/28/2028	2,000,000	[e]	1,986,670
Trans Union LLC, 2021 Incremental Term Loan B-6, 1 Month Term SOFR +2.25%		7.52	12/1/2028	1,800,845	[e]	1,789,481
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR +4.00%		9.15	8/27/2025	5,998,724	[e]	5,994,345
Villa Dutch Bidco BV, Term Loan, 6 Month EURIBOR +5.75%	EUR	9.37	11/3/2029	1,500,000	[e]	1,570,986
WMB Holdings, Inc., USD Tranche Term Loan B, 1 Month Term SOFR +3.35%		8.50	11/3/2029	2,710,869	[e]	2,711,885
WP/AP Holdings, Facility Term Loan B, 3 Month EURIBOR +3.90%	EUR	6.92	11/18/2028	2,000,000	[e]	2,120,131
					75,509,372
Consumer Discretionary - 4.6%
AI Aqua Merger Sub, Inc., 2022 Incremental Term Loan B, 1 Month Term SOFR +3.75%		8.38	7/30/2028	2,465,416	[e]	2,379,595
AI Aqua Merger Sub, Inc., Initial Term Loan B, 1 Month Term SOFR +4.00%		4.50	7/30/2028	295,182	[e]	284,907
AP Gaming I LLC, Term Loan B, 1 Month Term SOFR +4.00%		9.25	2/15/2029	3,446,820	[e]	3,362,803
Caesars Entertainment, Inc., Term Loan B, 1 Month Term SOFR +3.35%		8.50	2/6/2030	2,137,109	[e]	2,122,416
Carnival Corp., 2021 Advance Incremental Term Loan B, 1 Month LIBOR +3.25%		8.40	10/18/2028	1,019,462	[e]	991,850
Carnival Corp., Senior Secured Term Loan B, 1 Month EURIBOR +3.75%	EUR	6.96	6/30/2025	1,469,773	[e]	1,571,693
Cirque Du Soleil Holding, Initial Term Loan, 3 Month Term SOFR +4.25%		9.15	3/8/2030	2,000,000	[e]	1,988,330
Dealer Tire Financial LLC, Term Loan B-2, 1 Month Term SOFR +4.50%		9.65	12/14/2027	2,970,119	[e]	2,940,418
Fitness & Sports Clubs LLC, Term Loan A, 1-3 Month Term SOFR +2.83%		7.79	1/8/2025	1,527,536	[e]	1,469,536
Flutter Financing BV, Term Loan B, 3 Month Term SOFR +3.25%		8.41	7/4/2028	1,482,587	[e]	1,484,358
Great Canadian Gaming Co., Term Loan B, 3 Month LIBOR +4.00%		8.95	11/1/2026	2,747,530	[e]	2,718,337

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Consumer Discretionary - 4.6% (continued)
Recess Holdings, Inc., Second Lien Initial Term Loan, 3 Month LIBOR +7.75%		13.02	9/29/2025	690,909	[e]	683,136
Scientific Games Holdings, Term Loan B-2, 3 Month Term SOFR +3.50%		8.42	4/4/2029	4,185,116	[e]	4,045,521
Scientific Games International, Initial Term Loan B, 1 Month Term SOFR +3.10%		7.98	4/14/2029	3,406,387	[e]	3,386,170
Stars Group Holdings BV, 2021 Refinancing Euro Term Loan, 3 Month EURIBOR +2.50%	EUR	3.75	7/10/2025	1,500,000	[e]	1,597,546
Tecta America Corp., First Lien Initial Term Loan, 1 Month Term SOFR +4.00%		9.27	4/9/2028	2,028,427	[e]	1,998,000
					33,024,616
Consumer Durables & Apparel - .4%
S&S Holdings LLC, First Lien Initial Term Loan, 3 Month Term SOFR +5.10%		10.09	3/11/2028	3,122,036	[e]	2,821,556
Consumer Staples - .7%
Hunter Douglas, Inc., Tranche Term Loan B-1, 3 Month Term SOFR +3.50%		8.67	2/25/2029	3,072,889	[e]	2,835,893
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, 1-3 Month LIBOR +3.75%		8.90	12/22/2026	2,033,733	[e]	1,952,018
					4,787,911
Diversified Financials - 4.4%
Advisor Group Holdings I, Term Loan B-1, 1 Month LIBOR +4.50%		9.65	7/31/2026	2,529,554	[e]	2,511,240
Apex Group Treasury LLC, Incremental Term Loan B, 3 Month Term SOFR +5.00%		9.99	7/27/2028	1,995,000	[e]	1,965,075
BHN Merger Sub, Inc., First Lien Term Loan, 3 Month Term SOFR +3.00%		8.26	6/15/2025	3,284,885	[e]	3,207,690
BHN Merger Sub, Inc., Second Lien Term Loan, 3 Month LIBOR +7.00%		12.25	6/15/2026	1,980,000	[e]	1,887,930
Edelman Financial Center, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%		8.90	4/7/2028	3,541,975	[e]	3,405,538
Edelman Financial Center, Second Lien Initial Term Loan, 1 Month LIBOR +6.75%		11.90	7/20/2026	1,240,000	[e]	1,176,450

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Diversified Financials - 4.4% (continued)
Focus Financial Partners LLC, Term Loan B, 1 Month Term SOFR +3.50%	4.00	6/30/2028	2,000,000	[e]	1,969,370
GT Polaris, Inc., First Amendment Term Loan, 3 Month LIBOR +3.75%	9.02	9/24/2027	2,297,035	[e]	2,100,352
Hudson River Trading LLC, Term Loan, 1 Month Term SOFR +3.11%	8.10	3/18/2028	3,579,661	[e]	3,389,116
Jane Street Group LLC, Dollar Term Loan, 1 Month Term SOFR +2.86%	8.02	1/26/2028	2,982,195	[e]	2,944,917
Nexus Buyer LLC, Initial Term Loan, 1 Month LIBOR +3.75%	8.83	11/8/2026	1,745,490	[e]	1,639,512
Russell Investments US, 2025 New Term Loan, 1 Month LIBOR +3.60%	8.58	5/30/2025	3,201,513	[e]	3,040,637
Tegra118 Wealth Solution, Initial Term Loan, 3 Month Term SOFR +4.00%	9.13	2/18/2027	1,908,180	[e]	1,827,082
				31,064,909
Electronic Components - .6%
Roper Industrial Product, Initial Dollar Term Loan, 3 Month Term SOFR +4.50%	9.40	11/22/2029	4,613,846	[e]	4,571,306
Energy - 2.7%
BEP Ulterra Holdings, Inc., Initial Term Loan, 1 Month LIBOR +5.25%	10.40	11/26/2025	1,440,000	[e]	1,411,200
Freeport LNG Investments, Initial Term Loan B, 3 Month LIBOR +3.50%	8.75	12/21/2028	3,915,090	[e]	3,754,219
Oryx Midstream Holdings, 2023 Incremental Term Loan, 1 Month Term SOFR +3.36%	8.40	10/5/2028	3,482,911	[e]	3,428,491
Traverse Midstream Partners, Advance Term Loan, 3 Month Term SOFR +3.85%	8.73	9/27/2024	5,004,678	[e]	4,947,125
UGI Energy Services LLC, 2023 Incremental Term Loan, 1 Month Term SOFR +3.25%	8.50	2/22/2030	1,496,250	[e]	1,478,482
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%	11.01	6/21/2026	3,903,367	[e]	3,863,631
				18,883,148
Environmental Control - .7%
Covanta Holding Corp., Initial Term Loan B, 1 Month Term SOFR +2.50%	7.65	11/30/2028	2,313,287	[e]	2,281,479

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Environmental Control - .7% (continued)
Covanta Holding Corp., Initial Term Loan C, 1 Month Term SOFR +2.50%		7.65	11/30/2028	175,030	[e]	172,624
EnergySolutions LLC, Initial Term Loan, 3 Month LIBOR +3.75%		8.91	5/11/2025	1,700,000	[e]	1,671,848
Packers Holdings LLC, Initial Term Loan, 3 Month Term SOFR +3.25%		8.42	3/9/2028	1,311,364	[e]	601,260
					4,727,211
Financials - .3%
Jump Financial LLC, Term Loan, 3 Month Term SOFR +4.76%		9.66	8/6/2028	2,489,893	[e]	2,284,476
Food Products - .3%
Froneri Lux FinCo Sarl, Facility Term Loan B-1, 6 Month EURIBOR +2.13%	EUR	5.07	1/31/2027	2,000,000	[e]	2,068,054
Food Service - .2%
Telfer Investments, Facility Term Loan B-1, 6 Month EURIBOR +4.75%	EUR	7.19	7/1/2026	1,500,000	[e]	1,472,717
Health Care - 9.6%
Aenova Holding GmbH, Facility Term Loan B-2, 6 Month EURIBOR +4.50%	EUR	7.33	3/31/2026	1,500,000	[e]	1,544,082
Auris Luxembourg III SA, Facility Term Loan B-2, 2-6 Month LIBOR +3.75%		9.04	2/21/2026	4,855,036	[e]	4,539,459
Cheplapharm Arzneimittel GmbH, Term Loan B, 3 Month EURIBOR +4.00%	EUR	7.11	2/22/2029	2,000,000	[e]	2,111,954
Electron Bidco, Inc., Initial Term Loan, 1 Month Term SOFR +3.11%		8.27	11/1/2028	2,926,851	[e]	2,868,095
Elsan SAS, Facility Term Loan B-5, 3 Month EURIBOR +3.35%	EUR	6.10	6/16/2028	2,000,000	[e]	2,082,217
eResearchTechnology, Inc., First Lien Initial Term Loan, 1 Month LIBOR +4.61%		9.77	2/4/2027	2,978,808	[e]	2,757,021
Financiere Mendel SASU, Term Loan, 3 Month EURIBOR +4.25%	EUR	7.27	4/12/2026	2,000,000	[e]	2,141,103
Gainwell Acquisition Corp., Term Loan B, 3 Month LIBOR +4.00%		8.90	10/1/2027	6,056,353	[e]	5,744,058
GHX Ultimate Parent Corp., 2023 Term Loan, 3 Month Term SOFR +4.75%		9.79	6/28/2027	1,980,000	[e]	1,954,013
HomeVi, Senior Facility Term Loan B-1, 3 Month EURIBOR +3.25%	EUR	6.49	10/31/2026	1,500,000	[e]	1,412,455
LifePoint Health, Inc., First Lien Term Loan B, 3 Month LIBOR +3.75%		9.02	11/16/2025	6,446,572	[e]	5,674,337

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Health Care - 9.6% (continued)
Medline Borrower LP, Initial Dollar Term Loan, 1 Month LIBOR +3.25%		8.40	10/21/2028	2,923,433	[e]	2,837,951
Midwest Physician Administrative Services LLC, First Lien Term Loan, 3 Month LIBOR +3.25%		8.41	3/12/2028	1,994,911	[e]	1,864,883
Nidda Healthcare Holding, Term Loan F, 3 Month EURIBOR +3.50%	EUR	6.92	8/21/2026	1,500,000	[e]	1,554,640
Organon & Co., Euro Term Loan, 3 Month EURIBOR +3.00%	EUR	5.80	6/2/2028	1,990,545	[e]	2,114,396
Organon & Co., Senior Secured Dollar Term Loan, 3 Month LIBOR +3.00%		8.00	6/2/2028	910,474	[e]	908,485
Packaging Coordinators, First Lien Term Loan B, 3 Month LIBOR +3.75%		8.66	11/30/2027	2,000,000	[e]	1,919,580
PetVet Care Centers LLC, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%		8.65	2/15/2025	1,240,667	[e]	1,177,598
PetVet Care Centers LLC, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		11.40	2/15/2026	1,488,652	[e]	1,334,822
Phoenix Newco, Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.25%		8.40	11/15/2028	2,834,345	[e]	2,745,616
Radiology Partners, Inc., Replacement Term Loan B, 1 Month Term SOFR +4.36%		9.52	7/9/2025	1,730,000	[e]	1,254,683
Sharp Services LLC, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		9.16	1/20/2029	3,897,955	[e]	3,815,124
Sotera Health Holdings LLC, Initial Term Loan, 6 Month Term SOFR +3.75%		8.82	12/13/2026	1,665,000	[e]	1,654,594
Sotera Health Holdings LLC, Term Loan, 3 Month LIBOR +2.75%		8.02	12/11/2026	1,359,529	[e]	1,315,344
Surgery Center Holdings, Inc., 2021 New Term Loan, 3 Month LIBOR +3.75%		8.70	8/31/2026	4,753,149	[e]	4,727,220
US Anesthesia Partners, Initial Term Loan, 1 Month LIBOR +4.25%		9.28	10/1/2028	2,230,375	[e]	2,034,024
WCG Purchaser Corp., First Lien Initial Term Loan, 3 Month LIBOR +4.00%		8.95	1/8/2027	4,301,494	[e]	4,094,485
					68,182,239
Industrial - 1.3%
Brown Group Holding LLC, Incremental Facility Term Loan B-2, 1-3 Month Term SOFR +3.75%		8.90	7/2/2029	1,945,254	[e]	1,921,278

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Industrial - 1.3% (continued)
Emerald Expo Holdings, Inc., Refinancing Term Loan, 1 Month LIBOR +2.50%		7.66	5/22/2024	2,000,000	[e]	1,997,500
Innio Group Holding GmbH, Facility Term Loan B, 6 Month EURIBOR +3.00%	EUR	6.34	11/6/2025	2,250,000	[e]	2,382,983
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		9.16	3/8/2025	2,945,000	[e]	2,621,050
					8,922,811
Information Technology - 12.5%
Applied Systems, Inc., 2026 Term Loan, 3 Month Term SOFR +4.50%		9.40	9/19/2026	2,190,000	[e]	2,191,237
AppLovin Corp., Initial Term Loan, 1 Month Term SOFR +3.35%		8.50	8/15/2025	2,492,188	[e]	2,485,957
Ascend Learning LLC, Initial Term Loan, 1 Month Term SOFR +3.60%		8.58	12/10/2028	4,715,979	[e]	4,242,895
AthenaHealth Group, Inc., Initial Delayed Draw Term Loan, 3 Month Term SOFR +3.50%		3.50	2/15/2029	603,518	[e]	570,324
AthenaHealth Group, Inc., Initial Term Loan, 1 Month Term SOFR +3.50%		8.60	2/15/2029	4,912,732	[e]	4,642,532
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 1 Month LIBOR +3.75%		8.90	10/2/2025	4,140,886	[e]	4,089,125
CCC Intelligent Solutions, Initial Term Loan, 1 Month Term SOFR +2.36%		7.52	9/21/2028	3,473,618	[e]	3,423,060
Central Parent, Inc., Initial Term Loan, 3 Month Term SOFR +4.25%		9.15	7/6/2029	2,153,851	[e]	2,125,173
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		9.40	12/16/2025	2,058,313	[e]	1,933,158
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR +3.25%		8.41	2/8/2026	3,179,468	[e]	3,165,001
ECL Entertainment LLC, Term Loan B, 1 Month Term SOFR +7.50%		12.77	4/30/2028	2,064,224	[e]	2,078,415
Epicor Software Corp., Term Loan C, 1 Month Term SOFR +3.36%		8.52	7/31/2027	3,989,770	[e]	3,887,731
Finastra USA, Inc., First Lien Dollar Term Loan, 6 Month LIBOR +3.50%		8.66	6/13/2024	3,345,639	[e]	3,191,221
Finthrive Software Intermediate, Term Loan, 1 Month LIBOR +4.00%		9.15	12/17/2028	2,560,385	[e]	2,156,727
Genesys Cloud Services, Dollar Term Loan B-4, 1 Month LIBOR +4.00%		9.15	12/1/2027	3,235,740	[e]	3,161,172

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Information Technology - 12.5% (continued)
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, 3 Month Term SOFR +4.10%	9.15	11/30/2026	1,620,000	[e]	1,421,955
Hyland Software, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%	8.65	7/1/2024	4,134,349	[e]	4,064,581
Hyland Software, Inc., 2021-1 Incremental Facility Term Loan, 1 Month LIBOR +6.25%	11.40	7/10/2025	1,915,000	[e]	1,831,908
Idera, Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.75%	8.88	3/2/2028	3,845,191	[e]	3,702,207
Mitchell International, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	8.88	10/15/2028	3,107,179	[e]	2,951,975
Mitchell International, Second Lien Initial Term Loan, 1 Month LIBOR +6.50%	11.65	10/15/2029	784,615	[e]	673,302
Mitnick Corporate Purchaser, Initial Term Loan, 3 Month Term SOFR +4.75%	9.90	5/2/2029	2,960,125	[e]	2,809,351
Open Text Corp., Term Loan, 1 Month Term SOFR +3.60%	8.75	1/31/2030	3,900,225	[e]	3,896,968
Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month LIBOR +4.00%	9.16	6/4/2028	2,761,874	[e]	2,483,629
Quartz Acquireco LLC, Term Loan B, 1 Month Term SOFR +3.50%	4.00	4/17/2030	2,178,000	[e]	2,153,498
Quest Software, Inc., First Lien Initial Term Loan, 1-3 Month Term SOFR +4.40%	9.45	2/1/2029	4,192,713	[e]	3,564,750
RealPage, Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.00%	8.15	4/22/2028	3,491,139	[e]	3,362,403
RealPage, Inc., Second Lien Initial Term Loan, 1 Month LIBOR +6.50%	6.50	4/23/2029	760,000	[e]	716,935
Renaissance Holdings Corp., First Lien Initial Term Loan, 3 Month LIBOR +4.75%	8.09	5/30/2025	2,000,000	[e]	1,959,630
SolarWinds Holdings, Inc., 2022 Refinancing Term Loan, 1 Month Term SOFR +3.75%	8.90	2/5/2027	3,417,832	[e]	3,412,398
UKG, Inc., 2021 Second Lien Incremental Term Loan, 3 Month LIBOR +5.25%	10.47	5/3/2027	1,430,000	[e]	1,352,065
UKG, Inc., First Lien Initial Term Loan, 3 Month Term SOFR +3.75%	8.90	5/3/2026	5,458,527	[e]	5,277,741
				88,979,024

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Insurance - 5.1%
Acrisure LLC, 2020 Term Loan B, 1 Month LIBOR +3.50%	8.65	2/15/2027	997,429	[e]	930,991
Acrisure LLC, 2021-1 First Lien Additioanl Term Loan, 1 Month LIBOR +3.75%	8.77	2/15/2027	570,000	[e]	533,235
Acrisure LLC, 2022 Additional Term Loan, 3 Month Term SOFR +5.75%	10.82	2/15/2027	3,850,350	[e]	3,797,408
Alliant Holdings Intermediate, 2021-2 New Term Loan, 1 Month LIBOR +3.50%	8.63	11/6/2027	2,222,474	[e]	2,169,690
Alliant Holdings Intermediate, Term Loan B-5, 1 Month Term SOFR +3.50%	8.56	11/6/2027	1,723,131	[e]	1,682,543
Amynta Agency Borrower, 2023 Refinancing Term Loan, 1 Month Term SOFR +5.10%	10.25	2/28/2028	4,301,796	[e]	4,118,066
AssuredPartners, Inc., 2022-2 Term Loan, 1 Month Term SOFR +4.25%	9.40	2/13/2027	2,985,000	[e]	2,960,747
Asurion LLC, New Term Loan B-4, 1 Month LIBOR +5.25%	10.40	1/20/2029	3,004,663	[e]	2,466,964
Asurion LLC, New Term Loan B-8, 1 Month LIBOR +3.25%	8.40	12/23/2026	4,756,945	[e]	4,409,426
Asurion LLC, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	10.40	2/3/2028	4,717,585	[e]	3,897,929
BroadStreet Partners, Inc., Initial Term Loan B, 1 Month Term SOFR +4.00%	8.99	1/26/2029	2,000,000	[e]	1,973,000
OneDigital Borrower LLC, 2021 Term Loan B, 1 Month Term SOFR +4.35%	9.50	11/16/2027	3,850,254	[e]	3,753,997
Sedgwick CMS, Inc., Term Loan B, 1 Month Term SOFR +3.75%	8.90	2/24/2028	3,319,124	[e]	3,233,291
				35,927,287
Internet Software & Services - 3.7%
Arches Buyer, Inc., Refinancing Term Loan, 1 Month Term SOFR +3.25%	8.50	12/6/2027	2,340,000	[e]	2,178,833
CNT Holdings I Corp., First Lien Initial Term Loan, 3 Month Term SOFR +3.50%	8.46	11/8/2027	2,342,951	[e]	2,284,623
Endure Digital, Inc., Initial Term Loan, 6 Month LIBOR +3.50%	8.79	2/10/2028	1,804,460	[e]	1,650,801
ION Trading Finance Ltd., Initial Dollar Term Loan, 3 Month LIBOR +4.75%	9.91	4/1/2028	2,993,655	[e]	2,876,094
Magnite, Inc., Initial Term Loan, 1-3 Month LIBOR +5.00%	10.37	4/30/2028	2,254,264	[e]	2,225,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Internet Software & Services - 3.7% (continued)
MH Sub I LLC, 2023 May New Term Loan, 1 Month Term SOFR +4.25%	9.40	5/3/2028	6,636,055	[e]	6,300,702
MH Sub I LLC, Second Lien Term Loan, 1 Month Term SOFR +6.25%	11.40	2/23/2029	1,670,000	[e]	1,469,600
Proofpoint, Inc., Initial Term Loan, 1 Month LIBOR +3.25%	8.40	8/31/2028	3,620,439	[e]	3,503,771
Weddingwire, Inc., Amendment No. 3 Term Loan, 1-6 Month Term SOFR +4.60%	9.57	12/21/2025	3,671,191	[e]	3,662,013
				26,151,587
Materials - 3.4%
Berlin Packaging LLC, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%	8.85	3/11/2028	3,020,694	[e]	2,928,895
Charter Next Generation, 2021 Refinancing Term Loan, 1 Month Term SOFR +3.75%	9.02	12/1/2027	2,168,762	[e]	2,112,656
Clydesdale Acquisition, Term Loan B, 1 Month Term SOFR +3.93%	9.43	4/13/2029	4,457,214	[e]	4,245,229
LABL, Inc., Initial Dollar Term Loan, 1 Month Term SOFR +5.10%	10.25	10/29/2028	4,295,625	[e]	4,191,585
MAR Bidco Sarl, USD Facility Term Loan B, 3 Month LIBOR +4.30%	9.46	6/28/2028	3,088,446	[e]	2,926,303
Mauser Packaging Solutions, Initial Term Loan, 1 Month Term SOFR +4.00%	8.80	8/10/2026	2,580,689	[e]	2,529,076
Proampac PG Borrower LLC, 2020-1 Term Loan, 3 Month LIBOR +3.75%, 3 Month Term SOFR +3.75% & 3 Month PRIME +2.75%	9.01	11/3/2025	3,954,355	[e]	3,877,246
Valcour Packaging LLC, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%	12.09	9/30/2029	1,720,000	[e]	1,057,800
				23,868,790
Media - 2.4%
Altice Financing SA, 2022 Dollar Term Loan, 3 Month Term SOFR +5.00%	9.99	10/31/2027	3,990,000	[e]	3,727,318
Cengage Learning, Inc., 2021 Refinancing Term Loan, 6 Month LIBOR +4.75%	9.88	7/14/2026	3,679,013	[e]	3,482,664
CSC Holdings LLC, 2017 Refinancing Term Loan, 1 Month LIBOR +2.25%	7.36	7/17/2025	2,438,618	[e]	2,245,358
DIRECTV Financing LLC, Closing Date Term Loan, 1 Month LIBOR +5.00%	10.15	8/2/2027	4,440,862	[e]	4,226,458

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Media - 2.4% (continued)
United Talent Agency LLC, Term Loan B, 1 Month Term SOFR +4.11%		9.25	7/7/2028	992,405	[e]	972,557
Virgin Media SFA Finance, Facility Term Loan O, 1 Month EURIBOR +2.50%	EUR	5.66	1/31/2029	2,500,000	[e]	2,586,404
					17,240,759
Municipal Securities - .3%
Lakeshore Intermediate LLC, Initial Term Loan, 1 Month Term SOFR +3.50%		8.77	10/1/2028	1,875,253	[e]	1,839,313
Retailing - .8%
RH, Initial Term Loan, 1 Month LIBOR +2.50%		7.65	10/20/2028	2,487,374	[e]	2,227,978
Staples, Inc., 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		10.30	4/12/2026	3,986,647	[e]	3,405,593
					5,633,571
Semiconductors & Semiconductor Equipment - 1.0%
Altar Bidco, Inc., Initial Term Loan, 12 Month Term SOFR +3.23%		6.75	2/1/2029	2,983,719	[e]	2,848,213
MKS Instruments, Inc., Term Loan B, 1 Month Term SOFR +2.85%		7.95	8/17/2029	1,816,281	[e]	1,800,389
Natel Engineering Co., Inc., Initial Term Loan, 1 Month LIBOR +6.25%		11.41	4/30/2026	2,957,024	[e]	2,631,751
					7,280,353
Technology Hardware & Equipment - 3.0%
Atlas CC Acquisition Corp., First Lien Term Loan B, 3 Month Term SOFR +4.51%		9.78	5/25/2028	2,478,894	[e]	2,204,480
Atlas CC Acquisition Corp., First Lien Term Loan C, 3 Month Term SOFR +4.51%		9.78	5/25/2028	504,182	[e]	448,369
Austin Bidco, Inc., Term Loan B, 3 Month LIBOR +3.75%		9.33	2/11/2028	2,000,000	[e]	1,971,040
Mcafee Corp., Tranche Term Loan B-1, 1 Month Term SOFR +3.85%		8.84	3/1/2029	3,196,050	[e]	3,002,961
Optiv Parent, Inc., Term Loan, 6 Month Term SOFR +5.25%		10.34	8/26/2026	3,021,398	[e]	2,919,426
Peraton Corp., First Lien Term Loan B, 1 Month Term SOFR +3.85%		9.00	2/1/2028	1,897,853	[e]	1,810,419
Perforce Software, Inc., Term Loan, 1 Month LIBOR +3.75%		8.90	7/1/2026	3,161,830	[e]	2,978,713
Sitel Worldwide Corp., Initial Dollar Term Loan, 1 Month LIBOR +3.75%		8.91	8/27/2028	1,957,074	[e]	1,877,568

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Technology Hardware & Equipment - 3.0% (continued)
TierPoint LLC, First Lien Term Loan, 1 Month LIBOR +3.75%	4.50	5/1/2026	1,750,000	[e]	1,707,808
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR +4.00%	9.48	8/20/2025	2,782,715	[e]	2,436,615
				21,357,399
Telecommunication Services - 4.4%
Altice France SA, USD Term Loan B-14, 3 Month Term SOFR +5.50%	10.49	8/31/2028	6,684,904	[e]	5,609,771
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.00%	8.90	12/17/2027	3,984,649	[e]	3,798,287
Ciena Corp., 2023 Incremental Term Loan, 1 Month Term SOFR +2.50%	7.58	1/19/2030	1,995,000	[e]	1,995,628
CommScope, Inc., Initial Term Loan, 1 Month LIBOR +3.25%	8.40	4/4/2026	3,942,592	[e]	3,711,950
Consolidated Communications, Term Loan B-1, 1 Month Term SOFR +3.50%	8.77	10/2/2027	2,110,000	[e]	1,823,388
Frontier Communications Holdings LLC, New Term Loan B, 1 Month LIBOR +3.75%	8.94	10/8/2027	2,493,639	[e]	2,322,675
Intelsat Jackson Holdings, Term Loan B, 3 Month Term SOFR +4.40%	9.44	2/1/2029	4,208,683	[e]	4,145,174
Iridium Satellite LLC, Term Loan B-2, 1 Month Term SOFR +2.50%	7.75	11/4/2026	2,350,655	[e]	2,349,680
Level 3 Financing, Inc., 2027 Tranche Term Loan B, 1 Month Term SOFR +1.75%	6.85	3/1/2027	1,000,000	[e]	876,340
Lumen Technologies, Inc., Term Loan B, 1 Month LIBOR +2.25%	7.35	3/15/2027	4,330,000	[e]	3,000,625
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR +3.00%	8.15	3/9/2027	2,500,000	[e]	1,931,738
				31,565,256
Transportation - .9%
ASP LS Acquisition Corp., First Lien Initial Term Loan, 3 Month LIBOR +4.50%	9.66	5/7/2028	2,000,000	[e]	1,626,430
OLA Netherlands BV, Term Loan, 1 Month Term SOFR +6.35%	11.43	12/3/2026	2,785,315	[e]	2,643,723
WWEX UNI Topco Holdings, First Lien Initial Term Loan, 3 Month Term SOFR +4.26%	9.16	7/26/2028	2,105,828	[e]	1,926,454
				6,196,607

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 84.1% (continued)
Utilities - 1.5%
Compass Power Generation, Tranche Term Loan B-2, 1 Month Term SOFR +4.36%	9.52	4/14/2029	3,557,229	[e]	3,533,769
Eastern Power LLC, Term Loan B, 3 Month LIBOR +3.75%	8.91	10/2/2025	3,435,498	[e]	3,276,916
Hamilton Projects Acquiror, Term Loan, 3 Month LIBOR +4.50%	9.66	6/26/2027	4,200,000	[e]	4,144,875
				10,955,560
Total Floating Rate Loan Interests (cost $611,673,048)			597,229,485
Description			Shares		Value ($)
Common Stocks - .0%
Information Technology - .0%
Skillsoft Corp. (cost $369,410)			34,850	[g]	54,018

Exchange-Traded Funds - 2.1%
Registered Investment Companies - 2.1%
Invesco Senior Loan ETF			120,500	[f]	2,482,300
iShares 5-10 Year Investment Grade Corporate Bond ETF			66,900		3,391,161
iShares 7-10 Year Treasury Bond ETF			30,600		3,000,636
iShares iBoxx Investment Grade Corporate Bond ETF			31,460		3,385,725
SPDR Blackstone Senior Loan ETF			60,600	[f]	2,490,660
Total Exchange-Traded Funds (cost $14,881,706)			14,750,482
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 5.5%
Registered Investment Companies - 5.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $39,466,486)	5.19		39,466,486	[h]	39,466,486

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $5,201,400)	5.19		5,201,400	[h]	5,201,400
Total Investments (cost $736,160,187)			100.8%	716,172,598
Liabilities, Less Cash and Receivables			(0.8%)	(6,015,172)
Net Assets			100.0%	710,157,426

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor's Depository Receipt

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $56,311,750 or 7.93% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $5,065,861 and the value of the collateral was $5,201,400. In addition, the value of collateral may include pending sales that are also on loan.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup Global Markets Inc.
United States Dollar	53,122,143	Euro	49,135,000	6/27/2023	516,974
Gross Unrealized Appreciation					516,974

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	21,660,333	-	21,660,333
Corporate Bonds	-	37,810,394	-	37,810,394
Equity Securities - Common Stocks	54,018	-	-	54,018
Exchange-Traded Funds	14,750,482	-	-	14,750,482
Floating Rate Loan Interests	-	597,229,485	-	597,229,485
Investment Companies	44,667,886	-	-	44,667,886
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	516,974	-	516,974

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2023, accumulated net unrealized depreciation on investments was $19,470,615, consisting of $4,337,052 gross unrealized appreciation and $23,807,667 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.